UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           06/30/2008

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Philadelphia Financial Management of San Francisco, LLC
Address:        Three Embarcadero Center #2350
                San Francisco, CA 94111

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Rachael Clarke
Chief Compliance Officer
415-352-4463

Signature, Place and Date of Signing:

      /s/ Rachael Clarke           San Francisco, CA           08/06/2008
    -----------------------        -----------------           ----------
          [Signature]                [City, State]              [Date]

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      4

Form 13F Information Table Entry Total:                 31

Form 13F Information Table Value Total (x$1000):  $234,177

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Boathouse Row I, LP
2. Boathouse Row II, LP
3. Boathouse Row Offshore, Ltd
4. Boathouse Row Offshore Regatta Ltd.

                                                 FORM 13F INFORMATION TABLE



                         TITLE                VALUE     SHARES/  SH/  PUT/  INVSTMT       OTHER      VOTING AUTHORITY
NAME OF ISSUER          OF CLASS  CUSIP     (X$1000)   PRN AMT   PRN  CALL  DSCRETN     MANAGERS   SOLE   SHARED  NONE
---------------------- ---------- ------    ---------  --------  ---  ----  -------     --------  ------  ------  ----

AMERIPRISE FINL
  INC COM STK		  COM	  03076C106    9,018    221,742  SH	   Share-defined   123	   221,742
ASTORIA FINL CORP
  COM STK		  COM	  046265104    5,197 	258,795  SH	   Share-defined   123	   258,795
BGC PARTNERS INC	  COM	  05541T101   19,023  2,519,542  SH	   Share-defined   123	 2,519,542
BROWN & BROWN INC
  COM STK		  COM	  115236101    6,720 	386,419  SH	   Share-defined   123	   386,419
CASH AMERICA
  INTERNATIONAL
    INC COM STK		  COM	  14754D100    3,493 	112,688  SH	   Share-defined   123	   112,688
CNINSURE INC-ADR	  COM	  18976M103    3,228 	220,941  SH	   Share-defined   123	   220,941
DEALERTRACK
  HOLDINGS INC COM STK	  COM	  242309102   17,365  1,230,695  SH	   Share-defined   123	 1,230,695
DELUXE CORP COM STK	  COM	  248019101   12,752 	715,621  SH	   Share-defined   123	   715,621
EPIQ SYSTEMS INC	  COM	  26882D109    3,520 	247,897  SH	   Share-defined   123	   247,897
FCSTONE GROUP		  COM	  31308T100    5,086 	182,106  SH	   Share-defined   123	   182,106
FIFTH THIRD
  BANCORP COM STK	  COM	  316773100    4,654 	457,164  SH	   Share-defined   123	   457,164
FIRST ST BANCORPORATION
  COM STK		  COM	  336453105    4,509 	819,806  SH	   Share-defined   123	   819,806
FISERV INC COM STK	  COM	  337738108    9,781 	215,587  SH	   Share-defined   123	   215,587
FRANKLIN RESOURCES
  INC. COM STK		  COM	  354613101   11,583 	126,384  SH	   Share-defined   123	   126,384
GALLAGHER ARTHUR
  J & CO COM STK	  COM	  363576109    9,043 	375,232  SH	   Share-defined   123	   375,232
HMS HOLDINGS
  CORP COM STK		  COM	  40425J101    4,859 	226,318  SH	   Share-defined   123	   226,318
THE HANOVER INSURANCE
  GROUP IN COM STK	  COM	  410867105    5,781 	136,021  SH	   Share-defined   123	   136,021
HATTERAS FINANCL	  COM	  41902R103    4,823 	209,800  SH	   Share-defined   123	   209,800
INTERACTIVE
  BROKERS GROUP INC	  COM	  45841N107    7,423 	231,039  SH	   Share-defined   123	   231,039
INVESTMENT TECHNOLOGY
  GROUP I COM STK	  COM	  46145F105   12,176 	363,894  SH	   Share-defined   123	   363,894
MFA MTG INVTS
  INC COM STK		  COM	  55272X102   11,095  1,701,737  SH	   Share-defined   123	 1,701,737
MGIC INVT CORP COM STK	  COM	  552848103   13,366  2,187,488  SH	   Share-defined   123	 2,187,488
METROCORP BANCSHARES
  INC COM STK		  COM	  591650106    5,579    464,910  SH	   Share-defined   123	   464,910
NYFIX INC COM STK	  COM	  670712108    5,533  1,400,657  SH	   Share-defined   123	 1,400,657
PENSKE AUTOMOTIVE
  GROUP INC COM STK	  COM	  70959W103    4,405    298,846  SH	   Share-defined   123	   298,846
PROASSURANCE
  CORP COM STK		  COM	  74267C106    9,076 	188,651  SH	   Share-defined   123	   188,651
PROVIDENT BANKSHARES
  CORP COM STK		  COM	  743859100     3052	 478341  SH	   Share-defined   123	    478341
TRADESTATION GP		  COM	  89267P105     3063	 301787  SH	   Share-defined   123	    301787
UCBH HOLDINGS
  INC COM STK		  COM	  90262T308     4039	1794909  SH	   Share-defined   123	   1794909
MF GLOBAL COM STK	  COM	  G60642108     7098	1124841  SH	   Share-defined   123	   1124841
TEXTAINER GROUP HOLD	  COM	  G8766E109     7837	 401263  SH	   Share-defined   123	    401263



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